Nuveen Dynamic Municipal Opportiunities Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 147.1%  (96.1% of Total Investments)
X
1,094,457,077 MUNICIPAL BONDS - 146.8% (95.9% of Total Investments)
X 1,094,457,077
Alabama - 2.8% (1.8% of Total Investments)
$ 2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- $ 2,721,599
11,920 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 AA 9,374,723
4,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 N/R 4,399,290
5,000 Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R 4,201,600
23,780 Total Alabama 20,697,212
Arizona - 7.7% (5.0% of Total Investments)
565 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/56, 144A
7/29 at 100.00 Ba1 459,724
2,580 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 2,048,675
4,070 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 3,185,019
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 945,950
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Mater Academy of Nevada -
Bonanza Campus Project, Series 2020A:
920 5.000%, 12/15/40, 144A 12/28 at 100.00 BB 947,232
1,500 5.000%, 12/15/50, 144A 12/28 at 100.00 BB 1,526,910
1,500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/55, 144A
7/28 at 100.00 BB- 1,399,335
4,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 N/R 3,530,520
6,035 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 AA- 4,988,048
1,090 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R 988,390
765 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 712,016
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.250%, 10/01/40, 144A
10/27 at 103.00 N/R 1,053,500

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 15,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (4)
7/30 at 100.00 AA- $ 12,487,500
3,405 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2 3,127,356
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
690 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 614,693
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 842,850
1,015 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 828,707
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020:
5,265 5.000%, 7/01/35, 144A 7/26 at 103.00 N/R 5,310,437
6,800 5.000%, 7/01/40, 144A 7/26 at 103.00 N/R 6,764,164
4,580 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 N/R 4,218,409
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
325 4.000%, 4/01/36 4/31 at 100.00 A 330,506
400 4.000%, 4/01/39 4/31 at 100.00 A 403,016
150 4.000%, 4/01/40 4/31 at 100.00 A 150,963
650 4.000%, 4/01/41 4/31 at 100.00 A 652,613
64,805 Total Arizona 57,516,533
Arkansas - 2.7% (1.8% of Total Investments)
3,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 2,930,940
17,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 Ba3 17,108,120
20,000 Total Arkansas 20,039,060
California - 16.0% (10.4% of Total Investments)
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 3,176,789
3,520 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 2,811,354
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-2, 0.010%, 6/01/55
12/30 at 34.02 N/R 2,196,800
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
2,000 4.000%, 4/01/45 4/30 at 100.00 BBB+ 2,204,100
8,000 4.000%, 4/01/45, (UB) (4) 4/30 at 100.00 BBB+ 7,914,960
7,010 4.000%, 4/01/49 4/30 at 100.00 BBB+ 6,875,408
3,535 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35 2021 2021
No Opt. Call BBB+ 3,422,875
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA 958,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 15,500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 A2 $ 12,481,065
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 240,570
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 7,012,530
5,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 4,554,000
465 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R 457,234
2,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 1,624,200
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2021B:
1,000 4.000%, 5/01/37 5/31 at 100.00 Aa3 1,064,340
1,500 4.000%, 5/01/41 5/31 at 100.00 Aa3 1,573,185
3,000 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50
4/30 at 100.00 A+ 2,420,820
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 796,370
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,517,200
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 6,017,342
445 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 358,763
910 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 777,914
500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 405,070
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,515,060
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 978,990
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,611,220
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
1,915 0.000%, 4/01/36 - SYNCORA GTY Insured No Opt. Call AA 1,184,255
2,990 0.000%, 4/01/37 - SYNCORA GTY Insured No Opt. Call AA 1,764,549

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Fremont Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014 Series
2022E:
$ 2,870 4.000%, 8/01/40 8/30 at 100.00 N/R $ 2,960,663
3,895 4.000%, 8/01/43 8/30 at 100.00 N/R 3,979,833
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,145 1.886%, 6/01/27 No Opt. Call N/R 1,968,531
3,015 2.246%, 6/01/29 No Opt. Call N/R 2,706,807
23,440 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 2,994,460
2,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 N/R 1,849,580
4,830 Huntington Beach, California, Pension Obligation Bonds, Taxable Series
2021, 2.963%, 6/15/36 - BAM Insured
6/31 at 100.00 AA+ 3,963,884
1,885 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA- 1,689,997
Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2022B:
570 5.000%, 7/01/34 7/32 at 100.00 N/R 698,586
820 5.000%, 7/01/35 7/32 at 100.00 N/R 1,000,252
1,075 5.000%, 7/01/36 7/32 at 100.00 N/R 1,307,953
915 5.000%, 7/01/39 7/32 at 100.00 N/R 1,101,715
1,030 5.000%, 7/01/40 7/32 at 100.00 N/R 1,234,702
986 Northstar Community Services District, Calfornia, Special Tax Bonds,
Community Facilities District 1, Series 2006, 2.000%, 9/01/37 2006 1 (5)
9/22 at 100.00 N/R 492,716
1,575 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (6)
8/40 at 100.00 AA 1,441,708
5,345 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/39 - AGM Insured
No Opt. Call AA 2,719,108
Ravenswood City School District, San Diego County,
California, General Obligation Bonds, Election 2018 Series
2021A:
150 4.000%, 8/01/36 8/29 at 100.00 AAA 157,343
370 4.000%, 8/01/39 8/29 at 100.00 AAA 382,406
320 4.000%, 8/01/41 8/29 at 100.00 AAA 328,038
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
1,070 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 N/R 1,187,764
525 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 N/R 583,632
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,070 5.000%, 9/01/42 9/29 at 103.00 N/R 1,093,733
1,805 5.250%, 9/01/47 9/29 at 103.00 N/R 1,889,239
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R 1,015,940
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 A1 631,598

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call Aa2 $ 667,050
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
500 1.882%, 3/01/28 No Opt. Call A2 453,335
290 2.310%, 3/01/30 No Opt. Call A2 258,184
420 3.290%, 3/01/41 3/31 at 100.00 A2 328,108
161,201 Total California 119,002,503
Colorado - 17.4% (11.4% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R 2,372,986
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 417,610
1,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R 1,250,466
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,009,078
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 N/R 2,181,421
5,220 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 5,026,077
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 4.000%, 12/01/29
9/24 at 103.00 N/R 486,640
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,629,142
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R 932,060
741 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 705,439
500 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40, 144A
12/25 at 103.00 N/R 503,200
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R 1,058,820
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A
No Opt. Call N/R 502,500
2,755 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 2,632,706
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R 1,392,710
2,700 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A- 2,683,233

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
$ 100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R $ 88,528
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 82,930
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 N/R 895,980
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 N/R 361,730
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 N/R 15,411,200
6,500 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
3.000%, 12/01/49 - AGM Insured, (UB) (4)
12/30 at 100.00 AA 5,554,510
1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 987,190
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A:
1,355 5.500%, 11/15/42, (AMT) 11/32 at 100.00 N/R 1,570,757
1,085 5.500%, 11/15/53, (AMT) 11/32 at 100.00 N/R 1,235,988
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 977,530
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2022A:
1,425 5.250%, 12/01/32 12/30 at 102.00 N/R 1,459,129
1,200 5.750%, 12/01/52 12/30 at 102.00 N/R 1,232,820
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 1,804,820
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 947,060
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 5,290,005
2,000 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 1,696,880
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 N/R 942,580
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 1,390,336
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 479,205
500 5.000%, 4/15/51 6/26 at 103.00 N/R 454,715
500 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 424,160
480 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 466,858

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R $ 991,180
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,692,296
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
6,415 4.000%, 11/01/47 11/32 at 100.00 N/R 6,569,986
7,210 4.000%, 11/01/52 11/32 at 100.00 N/R 7,344,539
285 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 267,096
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 N/R 929,773
7,040 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R 6,899,130
5,350 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/47
12/27 at 100.00 AA 5,840,274
1,620 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R 1,322,714
500 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38
1/31 at 100.00 A- 505,290
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R 978,344
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R 857,200
750 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 N/R 721,942
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
2,350 5.000%, 12/01/40 12/25 at 103.00 N/R 2,371,126
2,300 5.125%, 12/01/50 12/25 at 103.00 N/R 2,221,501
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax
General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,049,328
500 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 504,825
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)
3/26 at 103.00 N/R 844,460
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 0.000%,
12/01/41
3/26 at 103.00 N/R 1,257,490
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 3,416,350

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R $ 9,778,600
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,424,805
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 1,579,740
1,000 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R 996,520
135,976 Total Colorado 129,903,508
Connecticut - 0.1% (0.1% of Total Investments)
1,015 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41
5/31 at 100.00 AA- 1,150,553
District of Columbia - 1.2% (0.8% of Total Investments)
District of Columbia, Income Tax Secured Revenue Bonds,
Series 2022A:
3,625 5.000%, 7/01/36 7/32 at 100.00 N/R 4,364,681
1,705 5.500%, 7/01/47 7/32 at 100.00 N/R 2,044,858
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A:
1,000 4.000%, 10/01/37 10/30 at 100.00 AA 1,029,410
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
815 4.000%, 10/01/36 10/30 at 100.00 AA 843,191
625 4.000%, 10/01/38 10/30 at 100.00 AA 640,843
7,770 Total District of Columbia 8,922,983
Florida - 17.0% (11.1% of Total Investments)
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 950,030
1,565 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%,
5/01/41
5/31 at 100.00 N/R 1,381,566
500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 439,510
1,310 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R 1,151,713
1,500 Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020, 4.000%, 12/15/50
12/30 at 100.00 N/R 1,329,120
2,500 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/39, (AMT), (UB) (4)
9/29 at 100.00 A1 2,544,975
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A:
1,235 5.000%, 6/15/40, 144A 6/27 at 100.00 N/R 1,209,213
1,260 5.000%, 6/15/55, 144A 6/27 at 100.00 N/R 1,173,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
$ 250 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R $ 192,345
450 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 347,836
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 382,570
3,690 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 3,644,650
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 780,130
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 219,868
5,625 Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
No Opt. Call N/R 5,386,106
1,500 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/32 at 100.00 N/R 1,325,850
2,500 Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%,
11/01/50
11/29 at 100.00 N/R 2,264,150
1,000 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 883,900
10,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55,
144A
6/29 at 100.00 N/R 9,549,800
1,100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/50
6/27 at 100.00 BBB 1,138,181
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, River City Science Academy Projects, Series 2021A, 4.000%,
7/01/55
7/28 at 100.00 Baa3 424,785
17,650 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 17,674,609
5,890 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
8/22 at 103.00 N/R 5,686,501
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
450 4.000%, 11/15/35 11/31 at 100.00 A2 454,621
1,000 4.000%, 11/15/37 11/31 at 100.00 A2 1,006,980
1,940 4.000%, 11/15/38 11/31 at 100.00 A2 1,944,113
4,870 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 4,839,319
1,100 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
6/28 at 100.00 N/R 1,107,656
11,180 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48, (UB)
(4)
12/30 at 100.00 A2 8,616,538
985 Forest Lake Community Development District, Polk County, Florida, Specia
Assessment Bonds, Assessment Area 1 Project, Series 2020, 4.000%,
5/01/51, 144A
5/30 at 100.00 N/R 879,674

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment
Area 2, Series 2020:
$ 1,100 4.250%, 5/01/40 5/31 at 100.00 N/R $ 1,062,644
1,500 4.500%, 5/01/52 5/31 at 100.00 N/R 1,433,625
1,000 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 883,900
10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (4)
2/31 at 100.00 A 7,856,600
1,250 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 2B, Series 2020,
4.000%, 5/01/50, 144A
5/30 at 100.00 N/R 1,109,100
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
2,130 3.000%, 11/15/51 11/31 at 100.00 A- 1,597,330
3,245 4.000%, 11/15/51 11/31 at 100.00 A- 3,133,339
1,225 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 N/R 1,122,357
8,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A 8,277,040
2,840 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 1,204,245
1,200 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 AA- 1,103,916
1,500 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,322,355
3,495 Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding
Series 2021, 2.643%, 10/01/36
10/31 at 100.00 AA- 2,839,618
1,000 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 880,430
1,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021, 4.000%,
8/01/51
8/31 at 100.00 N/R 886,130
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R 212,705
1,500 Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 1,318,185
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
740 4.000%, 9/01/51 9/27 at 103.00 N/R 685,950
1,275 4.000%, 9/01/56 9/27 at 103.00 N/R 1,156,145
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R 460,605
2,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 N/R 2,148,689

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Stoneybrook South Championsgate Community Development District,
Florida, Special Assessment Revenue Bonds, Fox South Assessment
Area, Series 2020, 3.750%, 12/15/50, 144A
12/30 at 100.00 N/R $ 1,263,930
300 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 274,752
16,435 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/53
9/30 at 38.62 A+ 3,787,774
500 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 468,420
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call N/R 368,688
730 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R 711,648
151,085 Total Florida 126,500,069
Georgia - 0.4% (0.3% of Total Investments)
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51
2/31 at 100.00 N/R 380,795
3,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 2,717,100
3,500 Total Georgia 3,097,895
Guam - 0.6% (0.4% of Total Investments)
415 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 388,801
1,600 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1 1,703,488
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
750 2.499%, 10/01/25 No Opt. Call Baa2 711,518
835 2.899%, 10/01/27 No Opt. Call Baa2 777,610
765 3.099%, 10/01/28 No Opt. Call Baa2 706,072
450 4.460%, 10/01/43 10/31 at 100.00 Baa2 398,021
4,815 Total Guam 4,685,510
Idaho - 0.2% (0.1% of Total Investments)
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust Funds,
Series 2021A:
415 4.000%, 7/15/38 7/31 at 100.00 A+ 427,674
730 4.000%, 7/15/39 7/31 at 100.00 A+ 751,039
1,145 Total Idaho 1,178,713
Illinois - 10.5% (6.9% of Total Investments)
3,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 3,212,430
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/37
12/30 at 100.00 BB 2,122,860
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 5,208,850
10,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 10,417,700

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,825 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/47
1/27 at 100.00 A $ 4,094,204
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
2,575 5.000%, 11/15/31 11/30 at 100.00 A+ 2,952,984
1,600 5.000%, 11/15/33 11/30 at 100.00 A+ 1,815,424
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
175 4.000%, 11/15/39 11/30 at 100.00 AA- 178,747
475 4.000%, 11/15/40 11/30 at 100.00 AA- 483,236
5,085 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1 4,291,587
2,000 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series 2019,
4.000%, 12/01/36
12/29 at 100.00 Aa1 2,079,540
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 223,248
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34 (WI/DD, Settling 8/04/22)
9/32 at 100.00 N/R 252,060
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 821,730
5,410 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 N/R 5,940,288
10,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (4)
11/30 at 100.00 A 7,784,300
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB 4,935,480
5,752 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35 2022 1
No Opt. Call BBB 6,509,989
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB 5,458,700
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
645 0.000%, 12/15/35 12/31 at 90.33 BBB+ 361,439
1,285 0.000%, 6/15/36 12/31 at 89.03 BBB+ 702,188
1,285 0.000%, 6/15/37 12/31 at 86.57 BBB+ 666,015
1,715 0.010%, 6/15/38 12/31 at 84.11 N/R 842,202
1,500 0.000%, 12/15/39 12/31 at 80.50 N/R 681,255
1,415 0.000%, 12/15/40 12/31 at 78.00 N/R 608,054
645 0.000%, 6/15/41 12/31 at 76.71 BBB+ 268,733
550 0.000%, 12/15/41 12/31 at 75.58 BBB+ 223,894
5,190 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Series 2015, 5.000%, 10/01/35
4/25 at 100.00 BBB 5,372,377
81,892 Total Illinois 78,509,514
Indiana - 0.9% (0.6% of Total Investments)
1,415 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,330,920
3,445 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39
12/28 at 100.00 A2 3,769,519

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,625 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B- $ 1,900,064
6,485 Total Indiana 7,000,503
Iowa - 0.5% (0.3% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
1,615 5.000%, 12/01/50 12/29 at 103.00 N/R 1,696,009
1,745 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 N/R 1,854,900
3,360 Total Iowa 3,550,909
Kentucky - 1.2% (0.8% of Total Investments)
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 2,797,830
1,080 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 916,563
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 1,914,870
2,515 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG Insured
9/26 at 100.00 Baa1 2,783,879
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 851,920
9,770 Total Kentucky 9,265,062
Louisiana - 1.4% (0.9% of Total Investments)
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R 1,058,817
5,355 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (4)
5/30 at 100.00 A 4,352,865
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A2 2,080,420
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 2,261,480
600 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/38
2/31 at 100.00 N/R 591,690
11,105 Total Louisiana 10,345,272
Maryland - 2.5% (1.6% of Total Investments)
2,200 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R 2,059,266
5,255 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 5,336,873

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
$ 275 4.000%, 8/01/37, (AMT) 8/31 at 100.00 A1 $ 277,090
305 4.000%, 8/01/38, (AMT) 8/31 at 100.00 A1 307,022
365 4.000%, 8/01/39, (AMT) 8/31 at 100.00 A1 366,478
915 4.000%, 8/01/40, (AMT) 8/31 at 100.00 A1 917,654
915 4.000%, 8/01/41, (AMT) 8/31 at 100.00 A1 912,081
2,480 Maryland Economic Development Corporation, Federal Lease Revenue
Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34
1/34 at 100.00 Baa3 2,178,308
5,765 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2019, 4.000%, 3/15/33
3/29 at 100.00 N/R 6,253,757
18,475 Total Maryland 18,608,529
Massachusetts - 0.6% (0.4% of Total Investments)
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
395 5.000%, 10/01/39 (WI/DD, Settling 8/11/22) 10/32 at 100.00 N/R 454,065
1,225 5.000%, 10/01/40 (WI/DD, Settling 8/11/22) 10/32 at 100.00 N/R 1,404,156
755 5.000%, 10/01/41 (WI/DD, Settling 8/11/22) 10/32 at 100.00 N/R 861,719
965 5.000%, 10/01/42 (WI/DD, Settling 8/11/22) 10/32 at 100.00 N/R 1,099,068
935 5.000%, 10/01/44 (WI/DD, Settling 8/11/22) 10/32 at 100.00 N/R 1,059,897
4,275 Total Massachusetts 4,878,905
Michigan - 0.8% (0.5% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/22 at 100.00 N/R 4,081,050
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 N/R 790,244
7,610 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.010%, 6/01/65
12/30 at 18.38 N/R 837,252
13,320 Total Michigan 5,708,546
Minnesota - 0.3% (0.2% of Total Investments)
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB 996,998
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 4.000%, 6/01/41, 144A
6/29 at 102.00 N/R 912,450
2,240 Total Minnesota 1,909,448
Missouri - 1.2% (0.8% of Total Investments)
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 BBB- 93,821
310 3.000%, 3/01/46 3/31 at 100.00 BBB- 227,760
80 4.000%, 3/01/46 3/31 at 100.00 BBB- 72,913
1,100 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R 971,575
4,940 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53, (UB) (4)
6/30 at 100.00 A+ 3,772,135

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured, (UB) (4)
10/30 at 100.00 AA $ 3,523,535
9,685 Total Missouri 8,661,739
Nevada - 0.4% (0.3% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,841,300
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series
2020:
450 4.000%, 6/01/40 6/30 at 100.00 N/R 423,837
1,150 4.125%, 6/01/50 6/30 at 100.00 N/R 1,050,329
3,600 Total Nevada 3,315,466
New Hampshire - 0.2% (0.1% of Total Investments)
1,250 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 BBB+ 1,159,663
New Jersey - 2.0% (1.3% of Total Investments)
7,850 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46, (UB) (4)
12/30 at 100.00 Baa1 7,710,113
2,020 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 3.000%, 7/01/39
7/31 at 100.00 AA- 1,788,144
340 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/38
12/31 at 100.00 N/R 345,600
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
770 4.000%, 6/15/39 6/32 at 100.00 Baa1 780,872
700 4.000%, 6/15/40 6/32 at 100.00 Baa1 707,966
390 4.000%, 6/15/41 6/32 at 100.00 Baa1 393,475
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,000 4.000%, 6/15/35 12/30 at 100.00 Baa1 1,024,710
620 4.000%, 6/15/40 12/30 at 100.00 Baa1 626,783
770 4.000%, 6/15/45 12/30 at 100.00 Baa1 765,396
545 4.000%, 6/15/50, (UB) (4) 12/30 at 100.00 Baa1 540,449
470 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 Baa1 481,252
15,475 Total New Jersey 15,164,760
New Mexico - 0.9% (0.6% of Total Investments)
7,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 6,590,290
New York - 22.7% (14.8% of Total Investments)
5,880 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 6,107,086
5,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 4,144,350

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
$ 1,310 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R $ 1,195,755
3,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,548,890
1,000 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 1,022,950
1,500 Dormitory Authority of the State of New York, General Revenue Bonds,
New York University, Series 2021A, 2.084%, 7/01/29
No Opt. Call N/R 1,349,130
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45, (UB)
(4)
7/29 at 100.00 BBB 8,646,700
9,120 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53,
(UB) (4)
7/30 at 100.00 A 8,963,683
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5,
3.000%, 3/15/50, (UB) (4)
9/30 at 100.00 AA+ 16,916,800
2,340 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 3.000%, 3/15/51
3/32 at 100.00 N/R 1,969,016
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.250%, 11/15/44, (UB) (4)
11/24 at 100.00 A3 10,355,000
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 3.000%, 1/01/34 - AGM Insured 1/31 at 100.00 AA 969,520
1,205 3.000%, 1/01/37 - AGM Insured 1/31 at 100.00 AA 1,088,163
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
5,385 3.000%, 3/01/39 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 4,815,590
3,845 3.000%, 3/01/40 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 3,396,519
3,500 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 N/R 3,525,200
2,275 3.000%, 3/01/49, (UB) (4) 9/30 at 100.00 AA 1,715,055
2,400 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+ 2,667,816
2,630 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 AAA 2,665,374
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2/32 at 100.00 N/R 4,486,800
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023 Series
A-1:
2,785 5.250%, 8/01/42 (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 3,262,266
4,640 5.000%, 8/01/43 (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 5,265,518
3,005 5.000%, 8/01/44 (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 3,401,840
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 3,020,670
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,290 3.250%, 9/15/52 3/30 at 100.00 N/R 1,080,065
515 3.500%, 9/15/52 3/30 at 100.00 N/R 425,081

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
$ 5,380 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R $ 4,689,101
5,040 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 5,099,472
3,045 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 N/R 2,510,389
New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2021B:
260 4.000%, 8/15/46 2/32 at 100.00 N/R 267,249
385 4.000%, 8/15/51 2/32 at 100.00 N/R 393,735
3,530 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 N/R 4,054,311
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
3,500 5.000%, 3/15/47 9/30 at 100.00 N/R 3,885,420
5,435 3.000%, 3/15/48 9/30 at 100.00 AA+ 4,639,316
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 167,074
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
11,250 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 12,070,237
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 3,719,124
420 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 400,991
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/39
12/30 at 100.00 Baa1 978,390
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3 1,007,730
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,350 4.000%, 7/15/40, (AMT) 7/31 at 100.00 Aa3 2,377,965
3,000 5.000%, 7/15/56, (AMT) 7/31 at 100.00 Aa3 3,212,610
4,520 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call Caa1 4,453,014
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
2,225 5.000%, 11/15/49 11/30 at 100.00 AA- 2,475,157
1,015 5.000%, 11/15/54 11/30 at 100.00 AA- 1,109,273
1,985 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA- 2,169,446
3,955 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51
11/31 at 100.00 N/R 3,274,582
1,250 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 4.000%, 5/15/46
5/31 at 100.00 AA+ 1,250,763
174,750 Total New York 169,210,186

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 0.1% (0.0% of Total Investments)
$ 415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/41
9/28 at 103.00 BBB $ 409,530
Ohio - 5.9% (3.9% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
220 4.000%, 11/15/36, (UB) (4) 11/30 at 100.00 BBB+ 222,301
1,500 4.000%, 11/15/38, (UB) (4) 11/30 at 100.00 BBB+ 1,508,145
10,325 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 8,687,765
2,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 2,042,117
6,805 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 6,804,932
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
485 3.000%, 12/01/32 6/30 at 100.00 AA+ 490,544
485 3.000%, 12/01/33 6/30 at 100.00 AA+ 488,245
605 3.000%, 12/01/34 6/30 at 100.00 AA+ 604,806
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 1,021,960
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 915,030
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 778,312
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 N/R 815,710
21,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 18,923,730
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 1,012,440
48,290 Total Ohio 44,316,037
Oklahoma - 0.1% (0.1% of Total Investments)
1,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R 805,440
Pennsylvania - 2.1% (1.4% of Total Investments)
955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 1,033,367
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 417,095
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB 1,016,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB $ 2,166,060
1,315 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 1,209,222
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
995 0.000%, 1/01/45 - BAM Insured No Opt. Call AA 340,489
940 0.000%, 1/01/46 - BAM Insured No Opt. Call AA 303,921
1,025 0.000%, 1/01/47 - BAM Insured No Opt. Call AA 314,839
2,500 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB 2,615,775
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
1,720 4.000%, 12/01/40 12/31 at 100.00 A 1,725,143
1,165 4.000%, 12/01/41 12/31 at 100.00 A 1,166,246
2,475 4.000%, 12/01/51 12/31 at 100.00 N/R 2,403,052
800 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/51
6/31 at 100.00 BB 664,640
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 500,010
17,890 Total Pennsylvania 15,876,429
Puerto Rico - 5.9% (3.9% of Total Investments)
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 900,480
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (5)
8/22 at 100.00 D 6,560,000
3,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 3,018,960
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
20,000 0.000%, 7/01/46 7/28 at 41.38 N/R 5,829,600
35,000 0.000%, 7/01/51 7/28 at 30.01 N/R 7,577,500
5,514 4.750%, 7/01/53 7/28 at 100.00 N/R 5,513,779
2,500 5.000%, 7/01/58 7/28 at 100.00 N/R 2,527,925
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
447 5.250%, 7/01/23 No Opt. Call N/R 455,765
267 0.000%, 7/01/24 No Opt. Call N/R 248,893
891 5.375%, 7/01/25 No Opt. Call N/R 933,778
883 5.625%, 7/01/27 No Opt. Call N/R 957,732
868 5.625%, 7/01/29 No Opt. Call N/R 961,319
844 5.750%, 7/01/31 No Opt. Call N/R 948,645
1,029 0.010%, 7/01/33 7/31 at 89.94 N/R 613,531
800 4.000%, 7/01/33 7/31 at 103.00 N/R 767,745
719 4.000%, 7/01/35 7/31 at 103.00 N/R 680,738
617 4.000%, 7/01/37 7/31 at 103.00 N/R 578,112
839 4.000%, 7/01/41 7/31 at 103.00 N/R 772,915
873 4.000%, 7/01/46 7/31 at 103.00 N/R 788,916

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 6,828 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R $ 3,652,767
90,919 Total Puerto Rico 44,289,100
South Carolina - 0.8% (0.5% of Total Investments)
2,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 2,775,125
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.625%, 10/01/40
10/27 at 103.00 N/R 994,850
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 879,890
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
8/22 at 100.00 N/R 254,135
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/47
12/31 at 100.00 N/R 971,410
5,750 Total South Carolina 5,875,410
South Dakota - 0.5% (0.3% of Total Investments)
2,145 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 AA- 1,736,914
1,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 AA- 1,781,046
3,945 Total South Dakota 3,517,960
Tennessee - 0.4% (0.3% of Total Investments)
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,250 0.000%, 4/01/32 4/31 at 98.30 AA 876,237
1,250 0.000%, 4/01/35 4/31 at 92.42 AA 753,675
1,250 0.000%, 4/01/36 4/31 at 90.26 AA 716,138
1,250 0.000%, 4/01/38 4/31 at 85.68 AA 640,775
5,000 Total Tennessee 2,986,825
Texas - 9.8% (6.4% of Total Investments)
500 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 458,160
Austin, Texas, Rental Car Special Facility Revenue Bonds,
Taxable Refunding Series 2021:
500 1.027%, 11/15/26 - AGM Insured No Opt. Call AA 448,005
625 1.325%, 11/15/27 - AGM Insured No Opt. Call AA 552,156
500 1.710%, 11/15/29 - AGM Insured No Opt. Call AA 429,655
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 AA 622,815
Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Series 2022A:
1,580 4.000%, 8/15/37 8/32 at 100.00 N/R 1,673,963
1,650 4.000%, 8/15/38 8/32 at 100.00 N/R 1,734,727
2,190 4.000%, 8/15/39 8/32 at 100.00 N/R 2,295,952
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 N/R 1,002,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,405 Community Independent School District, Collin & Hunt Counties, Texas,
School Building Series 2022A, 5.000%, 2/15/52
2/31 at 100.00 N/R $ 6,105,866
460 Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue
Certificates of Obligation, Series 2021, 4.000%, 3/01/38 - AGM Insured
3/31 at 100.00 AA 480,691
1,000 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 3.500%, 9/01/36,
144A
9/31 at 100.00 N/R 835,730
1,200 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public  Improvement District Neighbor Improvement Areas 1-2 Project,
Series 2020, 4.000%, 9/15/50, 144A
9/30 at 100.00 N/R 1,047,612
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
750 2.209%, 2/15/38 2/31 at 100.00 Aaa 589,013
750 2.259%, 2/15/39 2/31 at 100.00 Aaa 580,582
1,000 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 2 Project, Series 2020, 4.000%,
9/01/46, 144A
9/30 at 100.00 N/R 890,850
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 AA 1,004,090
5,260 4.000%, 11/01/40 - AGM Insured, (AMT) 11/31 at 100.00 N/R 5,279,409
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,540 5.000%, 5/15/39 5/30 at 100.00 A+ 5,087,070
375 5.000%, 5/15/41 5/30 at 100.00 A+ 417,780
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R 453,745
625 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
3.625%, 9/15/41, 144A
9/31 at 100.00 N/R 525,062
5,885 Melissa Independent School District, Collin County, Texas, General
Obligation Bonds, Series 2022, 5.000%, 2/01/52
8/32 at 100.00 N/R 6,726,673
4,175 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
5.000%, 8/15/50, 144A
8/25 at 103.00 BB+ 4,125,234
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
6,795 5.250%, 1/01/42 1/28 at 103.00 N/R 6,355,092
6,465 5.500%, 1/01/57 1/28 at 103.00 N/R 5,943,727
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R 2,413,110
4,500 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021, 5.000%, 10/01/51
4/32 at 100.00 N/R 5,094,540
6,675 Rockwall Independent School District, Rockwall, Kaufman, and Collin
Counties, Texas, General Obligation Bonds, School Building Series
2022A, 5.000%, 2/15/47
2/31 at 100.00 N/R 7,558,837
2,035 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%,
9/15/40, 144A
9/30 at 100.00 N/R 2,017,418

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
$ 450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 AA $ 358,668
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 AA 258,702
72,995 Total Texas 73,367,244
Utah - 0.4% (0.3% of Total Investments)
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A
2/26 at 103.00 N/R 424,955
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 827,745
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 994,690
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 338,745
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 351,025
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
60 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA 63,866
95 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 99,337
3,515 Total Utah 3,100,363
Virgin Islands - 0.5% (0.3% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R 2,546,443
1,000 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R 1,005,050
3,365 Total Virgin Islands 3,551,493
Virginia - 2.5% (1.6% of Total Investments)
5,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA 5,678,500
2,970 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 3.000%,
1/01/51
1/32 at 100.00 N/R 2,114,967
Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021:
600 4.000%, 5/15/36 5/31 at 100.00 Aa1 635,904
900 4.000%, 5/15/38 5/31 at 100.00 Aa1 944,037
2,030 4.000%, 5/15/39 5/31 at 100.00 Aa1 2,116,092
3,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/49, (AMT)
6/27 at 100.00 BBB 3,116,160
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
790 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 749,315
2,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 N/R 2,120,220
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 1,078,310
18,290 Total Virginia 18,553,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 0.8% (0.5% of Total Investments)
$ 1,230 King and Pierce Counties School District 408 Auburn, Washington,
General Obligation Bonds, Refunding Series 2020, 3.000%, 12/01/38
12/30 at 100.00 Aaa $ 1,154,687
5,000 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2019, 3.000%, 11/01/39
11/29 at 100.00 AAA 4,546,900
6,230 Total Washington 5,701,587
West Virginia - 0.6% (0.4% of Total Investments)
4,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 3,439,840
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 1,003,270
5,000 Total West Virginia 4,443,110
Wisconsin - 4.2% (2.7% of Total Investments)
3,000 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 2,591,040
6,350 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56, 144A
1/28 at 100.00 N/R 5,893,943
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 858,360
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R 885,790
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
300 5.000%, 7/01/35 1/31 at 100.00 BBB 327,639
190 5.000%, 7/01/38 1/31 at 100.00 BBB 204,978
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,035 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 1,612,005
5,415 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 AA 4,394,868
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 N/R 2,091,040
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B:
1,670 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R 1,711,216
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R 2,074,980
5,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 N/R 4,713,650
2,170 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 N/R 1,725,367
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.000%,
7/01/41, (AMT)
7/31 at 100.00 N/R 1,636,800
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 187,086

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NDMO
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 205 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 3.000%,
10/15/37
10/31 at 100.00 AA- $ 180,951
34,535 Total Wisconsin 31,089,713
$ 1,254,913 Total Municipal Bonds (cost $1,188,299,721) 1,094,457,077
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 1,859,657 CORPORATE BONDS - 0.3% (0.2% of Total Investments)
X 1,859,657
Electric Utilities - 0.2% (0.1% of Total Investments)
$ 1,500 Talen Energy Supply LLC (5) 6.000% 12/15/36 N/R $ 1,100,595
Real Estate Management & Development - 0.1% (0.1% of Total Investments)
761 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 759,062
$ 2,261 Total Corporate Bonds (cost $1,535,324) 1,859,657
Total Long-Term Investments (cost $1,189,835,045) 1,096,316,734
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  6.0% (96.1% of Total Investments)
X 45,000,000 MUNICIPAL BONDS - 6.0% (3.9% of Total Investments)
X 45,000,000
California - 1.6%
$ 12,000 California Public Finance Authority, Revenue Bonds, Hoag Memorial
Hospital Presbyterian, Series 2022A, 1.650%, 7/15/62, (Mandatory Put
7/29/2022) (8)
7/22 at 100.00 N/R $ 12,000,000
Texas - 3.3%
25,000 Gulf Coast Industrial Development Authority, Texas, Revenue Bonds,
ExxonMobil Project, Series 2012, 1.890%, 11/01/41, (Mandatory Put
7/29/2022) (8)
7/22 at 100.00 Aa1 25,000,000
Wisconsin - 1.1%
8,000 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 1.870%, 4/01/48, (Mandatory Put 7/29/2022) (8)
7/22 at 100.00 AA- 8,000,000
Total Short-Term Investments (cost $45,000,000) 45,000,000
Total Investments (cost $1,234,835,045 ) - 153.1% 1,141,316,734
Floating Rate Obligations - (20.9)% (155,615,000)
MuniFund Preferred Shares, net of deferred offering costs - (32.2)%(9) (239,684,623)
Other Assets Less Liabilities -  –%(10) (569,104)
Net Assets Applicable to Common Shares - 100% $ 745,448,007
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (314) 9/22 $ (49,814,801) $ (49,710,125) $ 104,676

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,094,457,077 $ – $ 1,094,457,077
Corporate Bonds – 1,859,657 – 1,859,657
Short-Term Investments:
Municipal Bonds – 45,000,000 – 45,000,000
Investments in Derivatives:
Futures Contracts* 104,676 – – 104,676
Total
$ 104,676 $ 1,141,316,734 $ – $ 1,141,421,410
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.0%.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.